Loans - Detailed Activity in Allowance for Loan Losses by Portfolio Segment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 3,902,796	$ 6,473,703	$ 6,542,326
(Reversal of) provision for loan losses	(543,138)	(65,056)	556,687
Chargeoffs	437,093	2,640,845	821,905
Recoveries	96,663	134,994	196,595
Net chargeoffs (recoveries)	340,430	2,505,851	625,310
Ending Balance	3,019,228	3,902,796	6,473,703
Loans individually evaluated for impairment				$ 442,589	$ 786,893	$ 2,996,708
Loans collectively evaluated for impairment				2,576,639	3,115,903	3,476,995
Ending Balance	3,902,796	6,473,703	6,542,326	3,019,228	3,902,796	6,473,703
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	3,117,134	5,238,895	5,202,151
(Reversal of) provision for loan losses	(827,052)	401,971	587,315
Chargeoffs	168,841	2,567,499	625,556
Recoveries	30,474	43,767	74,985
Net chargeoffs (recoveries)	138,367	2,523,732	550,571
Ending Balance	2,151,715	3,117,134	5,238,895
Loans individually evaluated for impairment				442,589	749,090	2,996,708
Loans collectively evaluated for impairment				1,709,126	2,368,044	2,242,187
Ending Balance	3,117,134	5,238,895	5,202,151	2,151,715	3,117,134	5,238,895
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	257,554	643,248	873,815
(Reversal of) provision for loan losses	253,418	(393,924)	(228,982)
Chargeoffs	165,685	8,035	32,258
Recoveries	1,494	16,265	30,673
Net chargeoffs (recoveries)	164,191	(8,230)	1,585
Ending Balance	346,781	257,554	643,248
Loans individually evaluated for impairment					37,803
Loans collectively evaluated for impairment				346,781	219,751	643,248
Ending Balance	257,554	643,248	873,815	346,781	257,554	643,248
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	528,108	591,560	466,360
(Reversal of) provision for loan losses	30,496	(73,103)	198,354
Chargeoffs	102,567	65,311	164,091
Recoveries	64,695	74,962	90,937
Net chargeoffs (recoveries)	37,872	(9,651)	73,154
Ending Balance	520,732	528,108	591,560
Loans collectively evaluated for impairment				520,732	528,108	591,560
Ending Balance	$ 528,108	$ 591,560	$ 466,360	$ 520,732	$ 528,108	$ 591,560